Consolidated Statements of Operations (Parentheticals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Statement [Abstract]
Workspace membership revenue	¥ 26		¥ 34	¥ 242
Marketing and branding service revenue	20,799		26,043	24,993
Other service revenue	111		442	22,156
Workspace membership			27	853
Marketing and branding service revenue	¥ 4,298		¥ 42,923	¥ 96,971